WARRANTS (Details 1) - Warrants [Member] - $ / shares	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding, beginning period	152,738
Issuances	441,255
Exercises	(43,167)
Forfeitures/cancellations	(69,475)
Outstanding, ending period	481,351
Weighted Average Price	$ 13.2809	$ 2.85	$ 45	$ 355